Provision for tax, civil and labor risks	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Provision for tax, civil and labor risks

20.   Provision for tax, civil and labor risks

The Company and its subsidiaries are involved in certain legal matters arising in the normal course of business, which include tax, social security, labor, civil, environmental, administrative and other processes.

Company’s Management believes that, based on the elements existing at the base date of these financial statements, the provision for tax, labor, civil, environmental, administrative and other risks, is sufficient to cover eventual losses with administrative and legal proceedings, as set forth below.

The rollforward of the provisions for tax, labor, civil, environmental, administrative and other risks, classified as with probable loss, and contingent liabilities is presented below:

	Tax		Labor		Civil and other		Contingent liabilities (1)		Total
	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22	12.31.23	12.31.22
Beginning balance	399,675	400,101	526,710	628,767	358,304	357,013	130,848	131,751	1,415,537	1,517,632
Additions	100,454	116,269	359,512	408,903	55,734	59,302	-	-	515,700	584,474
Reversals	(66,405)	(86,165)	(240,152)	(332,819)	(48,480)	(67,826)	(38,016)	(903)	(393,053)	(487,713)
Payments	(164,104)	(75,249)	(270,771)	(311,047)	(43,045)	(41,064)	-	-	(477,920)	(427,360)
Interest	52,426	44,714	62,135	133,987	30,128	50,911	-	-	144,689	229,612
Exchange rate variation	(51)	5	(1,505)	(1,081)	(227)	(32)	-	-	(1,783)	(1,108)
Ending balance	321,995	399,675	435,929	526,710	352,414	358,304	92,832	130,848	1,203,170	1,415,537

Current									720,187	867,294
Non-current									482,983	548,243

(1)	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia, Hercosul and Mogiana.

20.1.	Contingencies with probable losses

20.1.1.   Tax

The tax contingencies classified as probable losses relate to the following main legal proceedings:

ICMS: The Company is involved in administrative and judicial disputes related to the ICMS tax on the acquisition of goods for consumption and fixed assets, presumed credit, credit on electrical energy consumed in distribution center, lack of proof of export within the legal deadline, defeat, tax substitution, isolated fines, rate increase and others, in the amount of R$87,661 (R$64,088 on December 31, 2022).

PIS and COFINS: The Company is involved in administrative and judicial disputes related to the use of certain tax credits arising from the acquisition of supplies to offset federal taxes payable, in the amount of R$131,271 (R$157,121 as of December 31, 2022).

Other tax contingencies: The Company has other provisions for tax claims related to the payment of social security contribution, INCRA, debts included in the government regularization program (REFIS) with deposits awaiting consolidation and conversion into payment, differences in supplementary fiscal obligations, disputes related to presumed IPI credit, revenue omission - IRPJ estimate, import taxes, IOF and others, in the amount of R$103,063 (R$178,466 as of December 31, 2022).

20.1.2.   Labor

The Company is defendant in several labor claims either filed by individuals or by the Public Prosecutors Office, mainly related to overtime, thermal rest, unhealthy environment, occupational accidents, among others. None of these claims is individually significant. The Company recorded a provision based on past history of payments, statistical models and on prognosis of loss.

20.1.3.   Civil and others

Civil and other (environmental, administrative, regulatory, real estate, intellectual property, etc.) contingencies are mainly related to litigations containing allegations of contractual breaches and noncompliance of legal obligations of several natures as disputes arising from contracts in general, intellectual property disputes, regulatory issues, environmental and real state, consumer relations, among others. The claims are mostly for compensation of losses and damages, application of penalties and compliance with obligations to do or not to do. None of these claims is individually significant.

20.2.	Contingencies with possible losses

The Company is involved in contingencies for which losses are possible, in accordance with the assessment prepared by Management with support from legal advisors. On December 31, 2023, the total amount of contingencies classified as possible was R$18,627,512 (R$15,343,060 as of December 31, 2022), of which solely the ones arising from the business combination with Sadia, Hercosul and Mogiana are provisioned, measured by the estimated fair value at the business combination date: R$92,832 (R$130,848 as of December 31, 2022). The remaining possible contingencies are presented below.

20.2.1.   Tax

The tax contingencies for which losses have been assessed as possible amounted to R$16,082,532 as of December 31, 2023 (R$13,247,512 as of December 31, 2022). The most relevant cases are set forth below:

PIS and COFINS: The Company discusses alleged differences charged under PIS/COFINS on (i) sales of seasoned meats, pasta and pies; (ii) presumed ICMS credits; (iii) disallowances of presumed credits from agro-industrial activities; (iv) credit disallowance on freight on transfer; (v) disallowances of credits for various inputs and services in view of the restriction by the Receita Federal do Brasil (“RFB”) on the concept of inputs; extemporaneous and other credits, totaling R$8,740,838 (R$7,055,855 on December 31, 2022).

ICMS: The Company is involved in disputes processes totaling R$4,042,445 (R$3,163,037 as of December 31, 2022) related to: (i) non-acceptance of ICMS credits in interstate sales from states that unilaterally granted fiscal benefits without the approval of the National Finance Policy Council (“CONFAZ”), the so-called “guerra fiscal” in the amount of R$17,464 (R$24,370 as of December 31, 2022); (ii) lack of evidence of exports in the amount of R$67,766 (R$77,163 as of December 31, 2022); (iii) infraction notices from State of Rio de Janeiro, for the period from 2014 to 2018, related to the supposed non-compliance of Agreement Terms (“TARE”) regarding tax benefits, in the amount of R$680,058 (R$621,261 as of December 31, 2022); (iv) Public Civil Action in Rio de Janeiro due do the use of tax benefits, in the amount of R$306,060 (R$276,521 as of December 31, 2022); (v) infraction notice about ICMS in Goiás relating to the disallowance of ICMS credit for the acquisition of inputs as the Tax Authorities understand that the Company made outflows subject to non-incidence, in the amount of R$210,876 (R$190,198 as of December 31, 2022); and (vi) R$2,760,221 (R$1,973,524 on December 31, 2022) related to other claims, highlighting the debts related to (a) supposed differences in tax substitution in the amount of R$673,579; (b) disallowance of presumed ICMS credit arising from tax benefit provided for in PRODEPE due to alleged non-compliance with ancillary obligations in the amount of R$309,704; (c) disallowance of presumed credit on transfers as the Tax Authorities understand that the PRODEIC benefit only applies to sales transactions in the amount of R$220,523; (d) disallowance of ICMS credit on entries for transfer of goods intended for commercialization on the grounds that the calculation basis used would have been higher than the production cost defined in complementary law 87/96 (art. 13, § 4) in the amount of R$239,020 and (e) disallowance of ICMS credit on intermediate materials that the Tax Authorities classified as use and consumption in the amount of R$ 273,644.

Income Tax and Social Contribution (IRPJ and CSLL): The Company is involved in administrative and judicial disputes related to refunds and compensation of negative income tax and social contribution balances, including credits arising from the Plano Verão and requirement of IRPJ and CSLL related to the compensation of tax loss carryforwards above the limit of 30% in the incorporation of entities. The contingencies related to these taxes totaled R$ 1,468,810 (R$1,408,391 as of December 31, 2022).

Profits earned abroad: The Company was assessed by the Brazilian Federal Revenue for alleged underpayment of income tax and social contribution on profits earned by its subsidiaries located abroad, in a total amount of R$ 837,060 (R$779,018 as of December 31, 2022). The Company’s legal defense is based on the facts that the subsidiaries located abroad are subject exclusively to the full taxation in the countries in which they are based as a result of the treaties signed to avoid double taxation.

IPI: The Company disputes administratively and judicially the denial of compensation of presumed IPI credits resulting from purchases of duty-free goods and secondary items. Such discussed cases totaled the amount of R$ 168,212 (R$187,371 as of December 31, 2022).

Social security taxes: The Company disputes cases related to the charges of social security on payroll, employees profit sharing, GILRAT additional for special retirement financing, SAT/RAT, as well as other cases, in a total amount of R$ 671,699 (R$482,687 as of December 31, 2022).

Other contingencies: The Company disputes cases related to the isolated fine for alleged non-compliance with ancillary obligations, customs fine on importation, alleged lack of proof of drawback, disallowance of reinstatement credit, and alleged differences in property tax, fees and services tax totaling R$153,469 (R$171,153 as of December 31, 2022).

20.2.2.   Labor

On December 31, 2023 the labor contingencies assessed as possible loss totaled R$304,133 (R$257,365 as of December 31, 2022).

20.2.3.   Civil and others

Civil and other (environmental, administrative, regulatory, real estate, intellectual property, etc.) contingencies for which losses were assessed as possible totaled R$2,240,847 (R$1,838,183 as of December 31, 2022) and are mainly related to litigations containing allegations of contractual breaches and noncompliance of legal obligations of several natures as disputes arising from contracts in general, intellectual property disputes, administrative and regulatory issues, environmental and real state, consumer relations, among others. The claims are mostly for compensation of losses and damages, application of penalties and obligations to do or not to do.